Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Short-Term Investments
Primarily consist of equity investments in public and private entities we receive as consideration during private strategies, managed equities and brokerage segment activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2022	Dec. 31, 2021

Public equities and share purchase warrants	FVTPL	1,863	4,113
Private holdings	FVTPL	1,485	2,020
Total short-term investments		3,348	6,133